Non-financial assets and liabilities	12 Months Ended
Dec. 31, 2025
Non-financial Assets And Liabilities
Non-financial assets and liabilities

14.	Non-financial assets and liabilities

14.1. Other non-financial assets

	12-31-2025	12-31-2024
	ARS 000	ARS 000
Non-current:

Tax credits	372,757	107,305
Income tax credits	430,426	790,888
Prepayments to vendors	10,707,815	5,807
	11,510,998	904,000
Current:

Prepayments to vendors	8,426,282	31,806,853
Prepayment insurance	612,629	3,455,964
Tax credits	10,633,647	9,656,554
Others	2,841,402	1,939,130
	22,513,960	46,858,501

14.2. Other non-financial liabilities

	12-31-2025	12-31-2024
	ARS 000	ARS 000
Non-current:

VAT payable	20,314,608	31,149,958
Tax on bank account transactions payable	1,426,017	1,450,899
	21,740,625	32,600,857

Current:

VAT payable	48,197,498	34,969,625
Turnover tax payable	634,700	921,765
Income tax withholdings payable	1,289,710	1,258,605
Concession fees and royalties	371,528	758,200
Tax on bank account transactions payable	2,709,127	2,308,987
Others	2,686,707	55,391
	55,889,270	40,272,573

14.3. Compensation and employee benefits liabilities

	12-31-2025	12-31-2024
	ARS 000	ARS 000

Non-current:

Employee long-term benefits	9,711,512	10,088,713

Current:

Employee long-term benefits	4,469,305	4,591,750
Vacation and annual statutory bonus	15,487,804	15,597,414
Contributions payable	4,511,485	4,754,270
Bonus accrual	18,635,554	19,215,473
Others	456,315	400,448
	43,560,463	44,559,355

The following tables summarize the components of net benefit expense recognized in the consolidated statement of income as long-term employee benefit plans and the changes in the long-term employee benefit liabilities recognized in the consolidated statement of financial position.

	12-31-2025	12-31-2024	12-31-2023
	ARS 000	ARS 000	ARS 000

Benefit plan expenses
Cost of interest	3,759,557	13,008,806	883,124
Cost of service for the current year	1,565,981	1,270,794	7,778,837
Past service cost	(370,845)	(725,045)	581,608
Expense recognized during the year	4,954,693	13,554,555	9,243,569

Defined benefit obligation at beginning of year	14,680,463	13,265,857	8,206,485
Incorporation from business combination	—	—	5,000,169
Cost of interest	3,759,557	13,008,806	2,592,400
Cost of service for the current year	1,565,981	1,270,794	4,031,034
Past service cost	(370,845)	(725,045)	581,607
Actuarial (Gains) losses	(432,522)	(2,125,803)	3,309,641
Benefits paid	(735,552)	(511,300)	(1,246,692)
Decrease due to results on net monetary position	(4,286,265)	(9,502,846)	(9,208,787)
Defined benefit obligation at end of year	14,180,817	14,680,463	13,265,857

The main key assumptions used to determine the obligations as of year-end are as follows:

Main key assumptions used	2025	2024

Discount rate	5.50%	5.50%

Increase in the real annual salary	2.00%	2.00%

Turn over of participants	0.73%	0.73%

A one percentage point change in the discount rate applied would have the following effect:

	Increase	Decrease
	ARS 000	ARS 000

Effect on the benefit obligation as of the 2025 year-end	(910,753)	1,059,628
Effect on the benefit obligation as of the 2024 year-end	(1,002,208)	1,168,346

A one percentage point change in the annual salary assumed would have the following effect:

	Increase	Decrease
	ARS 000	ARS 000

Effect on the benefit obligation as of the 2025 year-end	982,285	(860,763)
Effect on the benefit obligation as of the 2024 year-end	1,084,266	(948,088)

As of December 31, 2025 and 2024, the Group had no assets in connection with employee benefit plans.

14.4. Income tax payable

	12-31-2025	12-31-2024
	ARS 000	ARS 000

Income tax payable	34,874,864	79,797,873
Income tax payable – Payment plan	972,307	—
	35,847,171	79,797,873